Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as determined under Securities and Exchange Commission rules) and certain financial performance of the Company.
Pay Versus Performance Table
Year	SCT Total for CEO	Compensation Actually Paid to CEO(1)	Average SCT Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(1)	Value of $100 Initial Fixed Investment Based on TSR(2)	Value of $100 Initial Fixed Investment Based on 10-K/A Peer Group TSR(3)	Net Income ($000’s)	Company Selected Measure – Core Earnings Per Share(4)
2023	$2,179,159	$2,542,829	$1,079,862	$674,115	$107	$100	$122,565	$2.24
2022	$2,494,467	$2,234,208	$1,272,385	$1,162,227	$101	$98	$128,311	$2.35
2021	$2,116,540	$3,053,103	$1,096,599	$1,630,556	$107	$114	$123,449	$2.45
2020	$2,443,872	$2,009,636	$1,268,627	$1,163,770	$82	$86	$100,344	$1.98

(1)
Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our remaining NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
2023
Summary Compensation for CEO Van A. Dukeman	$2,179,159
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(841,181)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End	$1,118,648
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents	$161,641
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during Year and Dividends Paid	$(75,438)
Compensation Actually Paid to CEO	$2,542,829
2023
Average Summary Compensation for NEOs	$1,079,862
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(366,150)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End	$357,019
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents	$45,742
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during Year and Dividends Paid	$(24,153)
Addition for the Change in Fair Value of Awards that were Forfeited during Year	$(418,205)
Average Compensation Actually Paid to NEOs	$674,115
NEOs included in Average Summary Compensation and average compensation actually paid
Jeffrey D. Jones Amy L. Randolph John J. Powers Monica L. Bowe(a) Robin N. Elliott

(a)
Ms. Bowe was not an NEO in 2020, 2021 or 2022 and was therefore not included for those years.

(2)
Based on initial investment of  $100 as of December 31, 2019.

(3)
Based on initial investment of  $100 as of December 31, 2019 and a cumulative Total Shareholder Return of First Busey & S&P U.S. BMI Banks — Midwest Region.

(4)
Core Earnings Per Share is the same as adjusted diluted earnings per share, a non- GAAP financial measure — see Non-GAAP Financial Information in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2023.

Company Selected Measure Name	Core Earnings Per Share
Named Executive Officers, Footnote	Jeffrey D. Jones Amy L. Randolph John J. Powers Monica L. Bowe(a) Robin N. Elliott
Peer Group Issuers, Footnote
(2)
Based on initial investment of  $100 as of December 31, 2019.

(3)
Based on initial investment of  $100 as of December 31, 2019 and a cumulative Total Shareholder Return of First Busey & S&P U.S. BMI Banks — Midwest Region.

PEO Total Compensation Amount	$ 2,179,159	$ 2,494,467	$ 2,116,540	$ 2,443,872
PEO Actually Paid Compensation Amount	$ 2,542,829	2,234,208	3,053,103	2,009,636
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our remaining NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
2023
Summary Compensation for CEO Van A. Dukeman	$2,179,159
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(841,181)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End	$1,118,648
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend Equivalents	$161,641
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during Year and Dividends Paid	$(75,438)
Compensation Actually Paid to CEO	$2,542,829

Non-PEO NEO Average Total Compensation Amount	$ 1,079,862	1,272,385	1,096,599	1,268,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 674,115	1,162,227	1,630,556	1,163,770
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our remaining NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
2023

Average Summary Compensation for NEOs
$1,079,862
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table
$(366,150)
Addition for the Fair Value of Equity Awards Granted and Related Dividend Equivalents during the year that Remain Outstanding and Unvested as of Year-End
$357,019
Addition for the Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End and Related Dividend
Equivalents
$45,742
Addition for the Change in Fair Value of Awards Granted in Prior Years that Vested during Year and Dividends Paid
$(24,153)
Addition for the Change in Fair Value of Awards that were Forfeited during Year
$(418,205)
Average Compensation Actually Paid to NEOs
	$674,115
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
•
Core Earnings Per Share

•
Asset Quality Ratio

•
Core Return on average Tangible Common Equity

•
Relative Total Shareholder Return

•
Non-Bank Revenue

•
Net Promoter Score

•
Gallup Engagement Score

Total Shareholder Return Amount	$ 107	101	107	82
Peer Group Total Shareholder Return Amount	100	98	114	86
Net Income (Loss)	$ 122,565	$ 128,311	$ 123,449	$ 100,344
Company Selected Measure Amount	2.24	2.35	2.45	1.98
PEO Name	Van A. Dukeman
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings Per Share
Non-GAAP Measure Description
(4)
Core Earnings Per Share is the same as adjusted diluted earnings per share, a non- GAAP financial measure — see Non-GAAP Financial Information in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on average Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Bank Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Net Promoter Score
Measure:: 7
Pay vs Performance Disclosure
Name	Gallup Engagement Score
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (841,181)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,118,648
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,641
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,438)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,150)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,019
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,742
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,153)
Non-PEO NEO | Change In Fair Value Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (418,205)